CUSTOMER DEPOSITS (Details Narrative) - USD ($)	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Disclosure Customer Deposits Abstract
Customer deposits	$ 164,900	$ 188,385